UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07704

Schwab Capital Trust – Schwab Fundamental Global Real Estate Index Fund

(Exact name of registrant as specified in charter)

211 Main Street, San Francisco, California 94105

(Address of principal executive offices) (Zip code)

Marie Chandoha

Schwab Capital Trust

211 Main Street, San Francisco, California 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 636-7000

Date of fiscal year end: February 28

Date of reporting period: November 30, 2018

Item 1. Schedule of Investments.

Schwab Capital Trust
Schwab Fundamental Global Real Estate Index Fund

Portfolio Holdings as of November 30, 2018 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Common Stock 99.4% of net assets

Australia 5.1%
Charter Hall Retail REIT	50,280	166,534
Cromwell Property Group	203,287	147,337
Dexus	96,712	741,814
Goodman Group	126,730	952,335
Investa Office Fund	52,738	215,297
LendLease Group	143,199	1,330,070
Mirvac Group	655,398	1,052,687
Scentre Group	661,883	1,892,162
Stockland	527,054	1,405,588
The GPT Group	174,477	674,059
Vicinity Centres	287,791	563,232
		9,141,115

Austria 0.4%
CA Immobilien Anlagen AG	6,152	197,797
IMMOFINANZ AG *	14,429	357,883
S IMMO AG	9,151	161,837
		717,517

Belgium 0.3%
Befimmo S.A.	2,709	158,764
Cofinimmo S.A.	2,835	345,592
		504,356

Brazil 0.5%
BR Malls Participacoes S.A.	130,622	439,445
Cyrela Brazil Realty S.A. Empreendimentos e Participacoes	126,989	468,086
		907,531

Canada 3.0%
Allied Properties Real Estate Investment Trust	6,750	229,124
Artis Real Estate Investment Trust	30,953	231,102
Boardwalk Real Estate Investment Trust	6,880	214,843
Canadian Apartment Properties REIT	10,141	356,898
Chartwell Retirement Residences	21,500	243,860
Choice Properties Real Estate Investment Trust	10,000	92,124
Colliers International Group, Inc.	2,369	156,014
Cominar Real Estate Investment Trust	43,693	348,255
Crombie Real Estate Investment Trust	14,000	137,508
Dream Global Real Estate Investment Trust	17,427	176,677
Dream Office Real Estate Investment Trust	24,469	447,519
First Capital Realty, Inc.	22,185	329,607
FirstService Corp.	2,600	197,233
Security	Number of Shares	Value ($)
Granite Real Estate Investment Trust	5,048	208,318
H&R Real Estate Investment Trust	45,771	724,812
Northview Apartment Real Estate Investment Trust	4,100	81,343
RioCan Real Estate Investment Trust	41,749	777,069
SmartCentres Real Estate Investment Trust	16,189	382,960
		5,335,266

China 8.1%
Agile Group Holdings Ltd.	463,000	632,645
BBMG Corp., Class H	423,000	137,035
Beijing Capital Land Ltd., Class H	166,000	65,431
China Aoyuan Property Group Ltd.	121,000	77,957
China Evergrande Group	370,000	1,176,173
China Jinmao Holdings Group Ltd.	1,120,000	540,561
China Overseas Grand Oceans Group Ltd.	284,000	100,505
China Overseas Land & Investment Ltd.	730,000	2,559,949
China Resources Land Ltd.	480,000	1,786,807
China SCE Group Holdings Ltd.	179,000	64,379
China South City Holdings Ltd.	1,194,000	182,392
China Vanke Co., Ltd., Class H	182,500	631,059
CIFI Holdings Group Co., Ltd.	418,000	211,136
Country Garden Holdings Co., Ltd.	577,000	715,836
Country Garden Services Holdings Co., Ltd. *	44,264	73,934
Fantasia Holdings Group Co., Ltd.	471,000	56,933
Future Land Development Holdings Ltd.	242,000	164,765
Greentown China Holdings Ltd.	273,500	224,406
Guangzhou R&F Properties Co., Ltd., Class H	349,800	545,458
Hopson Development Holdings Ltd.	104,000	83,272
KWG Property Holdings Ltd. *	244,500	219,544
Logan Property Holdings Co., Ltd.	126,000	148,465
Longfor Group Holdings Ltd.	219,000	620,670
Poly Property Group Co., Ltd.	776,000	265,176
Powerlong Real Estate Holdings Ltd.	417,000	169,820
Shenzhen Investment Ltd.	942,000	308,135
Shimao Property Holdings Ltd.	380,000	946,283
Sino-Ocean Group Holding Ltd.	1,091,000	490,512
SOHO China Ltd. *	908,000	340,074
Sunac China Holdings Ltd.	115,000	385,971
Yuexiu Property Co., Ltd.	2,518,000	468,682
Yuzhou Properties Co., Ltd.	285,000	125,751
		14,519,716

France 3.0%
Covivio	4,766	464,697
Gecina S.A.	3,453	483,458
ICADE	5,912	468,508
Klepierre S.A.	23,523	771,213
Mercialys S.A.	10,540	152,328

Schwab Fundamental Global Real Estate Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Nexity S.A.	9,234	453,208
Unibail-Rodamco-Westfield	15,580	2,678,173
		5,471,585

Germany 2.0%
Deutsche Euroshop AG	3,025	94,616
Deutsche Wohnen SE	15,828	760,581
LEG Immobilien AG	5,075	585,476
TAG Immobilien AG	14,027	336,830
TLG Immobilien AG	5,987	163,926
Vonovia SE	32,824	1,595,841
		3,537,270

Hong Kong 9.3%
CK Asset Holdings Ltd.	272,000	1,964,642
Great Eagle Holdings Ltd.	48,493	197,813
Hang Lung Group Ltd.	195,000	541,601
Hang Lung Properties Ltd.	311,000	631,421
Henderson Land Development Co., Ltd.	127,697	658,623
Hongkong Land Holdings Ltd.	128,500	838,496
Hopewell Holdings Ltd.	48,500	164,238
Hysan Development Co., Ltd.	48,500	232,419
K Wah International Holdings Ltd.	297,000	145,895
Kerry Properties Ltd.	148,500	511,860
Link REIT	124,500	1,188,315
New World Development Co., Ltd.	1,473,842	1,991,186
Road King Infrastructure Ltd.	46,000	78,473
Shui On Land Ltd.	821,500	195,000
Sino Land Co., Ltd.	434,000	749,227
Sun Hung Kai Properties Ltd.	253,000	3,616,952
Swire Properties Ltd.	111,400	389,028
The Wharf Holdings Ltd.	326,000	875,059
Wharf Real Estate Investment Co., Ltd.	119,200	718,927
Wheelock & Co., Ltd.	171,000	984,002
		16,673,177

Japan 10.6%
Activia Properties, Inc.	37	155,578
Advance Residence Investment Corp.	102	281,977
Aeon Mall Co., Ltd.	22,400	403,405
Daikyo, Inc.	12,500	327,212
Daito Trust Construction Co., Ltd.	14,900	1,948,677
Daiwa House REIT Investment Corp.	34	77,166
Frontier Real Estate Investment Corp.	40	155,542
GLP J-REIT	161	161,972
Hulic Co., Ltd.	25,600	234,302
Japan Excellent, Inc.	143	196,060
Japan Hotel REIT Investment Corp.	109	75,937
Japan Prime Realty Investment Corp.	73	285,225
Japan Real Estate Investment Corp.	109	602,660
Japan Retail Fund Investment Corp.	316	606,555
Kenedix Office Investment Corp.	40	262,866
Leopalace21 Corp.	111,400	484,424
Mitsubishi Estate Co., Ltd.	147,200	2,362,801
Mitsui Fudosan Co., Ltd.	154,300	3,698,714
Nippon Accommodations Fund, Inc.	40	194,252
Nippon Building Fund, Inc.	122	760,350
Nippon Prologis REIT, Inc.	103	213,183
Nomura Real Estate Holdings, Inc.	35,600	703,402
Nomura Real Estate Master Fund, Inc.	208	277,937
NTT Urban Development Corp.	18,000	267,095
Open House Co., Ltd.	1,400	50,107
Orix JREIT, Inc.	96	156,298
Relo Group, Inc.	7,200	198,341
Starts Corp., Inc.	7,100	166,357
Security	Number of Shares	Value ($)
Sumitomo Realty & Development Co., Ltd.	57,700	2,141,822
Tokyo Tatemono Co., Ltd.	35,100	400,351
Tokyu Fudosan Holdings Corp.	131,400	738,087
United Urban Investment Corp.	240	382,216
		18,970,871

Netherlands 0.3%
Eurocommercial Properties N.V. CVA	6,683	221,441
NSI N.V.	4,073	165,537
Wereldhave N.V.	5,976	195,872
		582,850

Philippines 0.3%
Ayala Land, Inc.	449,300	357,732
SM Prime Holdings, Inc.	423,800	281,055
		638,787

Singapore 1.8%
Ascendas Real Estate Investment Trust	223,900	420,353
CapitaLand Commercial Trust	133,100	169,263
CapitaLand Ltd.	385,100	878,620
CapitaLand Mall Trust	251,600	413,383
Fortune Real Estate Investment Trust	135,200	156,040
Mapletree Commercial Trust	65,300	79,127
Mapletree Industrial Trust	116,600	161,788
Mapletree Logistics Trust	174,840	162,060
Mapletree North Asia Commercial Trust	190,100	156,821
Suntec Real Estate Investment Trust	142,000	182,693
UOL Group Ltd.	60,380	270,005
Yanlord Land Group Ltd.	199,000	187,822
		3,237,975

South Africa 0.6%
Growthpoint Properties Ltd.	344,130	586,514
Redefine Properties Ltd.	617,662	427,411
Vukile Property Fund Ltd.	109,654	168,531
		1,182,456

Sweden 0.9%
Castellum AB	24,305	426,219
Fabege AB	20,177	251,609
Hemfosa Fastigheter AB	14,908	117,960
Kungsleden AB	10,745	74,728
LE Lundbergfortagen AB, B Shares	17,853	534,996
Nyfosa AB *	14,908	69,761
Wihlborgs Fastigheter AB	13,773	157,316
		1,632,589

Switzerland 0.9%
Allreal Holding AG *	2,352	374,273
Mobimo Holding AG	928	217,290
PSP Swiss Property AG	2,912	282,878
Swiss Prime Site AG *	9,238	763,382
		1,637,823

Schwab Fundamental Global Real Estate Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Taiwan 0.5%
Farglory Land Development Co., Ltd.	149,000	174,348
Highwealth Construction Corp.	288,700	440,790
Huaku Development Co., Ltd.	68,000	139,781
Ruentex Development Co., Ltd.	116,280	185,384
		940,303

United Arab Emirates 0.2%
Aldar Properties PJSC	224,081	97,728
Emaar Properties PJSC	225,203	277,089
		374,817

United Kingdom 2.5%
Derwent London plc	6,250	227,772
Etalon Group plc	40,584	80,356
Grainger plc	51,341	166,106
Great Portland Estates plc	9,067	80,413
Hammerson plc	85,637	422,846
Hansteen Holdings plc	53,296	63,498
Intu Properties plc	230,772	336,049
Land Securities Group plc	108,355	1,126,692
McCarthy & Stone plc	117,035	202,698
Savills plc	28,829	267,735
Segro plc	62,401	481,441
St. Modwen Properties plc	29,979	146,452
The British Land Co., plc	93,153	671,627
The Unite Group plc	17,172	182,674
		4,456,359

United States 49.1%
Acadia Realty Trust	6,329	181,452
Alexander & Baldwin, Inc. *	3,525	73,073
Alexandria Real Estate Equities, Inc.	5,323	662,714
American Campus Communities, Inc.	14,905	653,286
American Homes 4 Rent, Class A	8,456	176,138
American Tower Corp.	18,458	3,036,156
Apartment Investment & Management Co., Class A	16,481	776,090
Apple Hospitality REIT, Inc.	32,931	522,615
Ashford Hospitality Trust, Inc.	39,824	197,129
AvalonBay Communities, Inc.	9,499	1,810,224
Boston Properties, Inc.	17,479	2,293,245
Brandywine Realty Trust	27,810	396,849
Brixmor Property Group, Inc.	57,324	945,846
Camden Property Trust	9,002	856,630
CBL & Associates Properties, Inc.	128,249	334,730
CBRE Group, Inc., Class A *	28,262	1,234,484
Chesapeake Lodging Trust	8,745	258,590
Colony Capital, Inc.	16,218	99,903
Columbia Property Trust, Inc.	25,607	549,782
CoreCivic, Inc.	50,325	1,104,634
CorePoint Lodging, Inc.	4,617	64,961
Corporate Office Properties Trust	14,751	360,957
Cousins Properties, Inc.	8,991	75,974
Crown Castle International Corp.	21,673	2,490,228
CubeSmart	11,290	351,571
CyrusOne, Inc.	3,909	219,217
DiamondRock Hospitality Co.	37,407	394,270
Digital Realty Trust, Inc.	14,180	1,631,267
Douglas Emmett, Inc.	11,649	430,081
Duke Realty Corp.	32,021	911,318
EastGroup Properties, Inc.	2,357	235,747
EPR Properties	5,702	403,873
Equinix, Inc.	2,861	1,102,286
Equity Commonwealth	15,289	485,732
Security	Number of Shares	Value ($)
Equity LifeStyle Properties, Inc.	5,380	535,471
Equity Residential	37,435	2,667,244
Essex Property Trust, Inc.	3,691	968,924
Extra Space Storage, Inc.	6,610	634,428
Federal Realty Investment Trust	5,453	720,287
First Industrial Realty Trust, Inc.	7,345	235,481
Forest City Realty Trust, Inc., Class A	10,345	261,729
Franklin Street Properties Corp.	24,746	190,544
Gaming & Leisure Properties, Inc.	13,110	451,377
Government Properties Income Trust	15,144	133,267
HCP, Inc.	81,157	2,374,654
Healthcare Realty Trust, Inc.	12,475	386,725
Healthcare Trust of America, Inc., Class A	13,386	376,414
Hersha Hospitality Trust	9,721	185,671
Highwoods Properties, Inc.	11,348	492,163
Hospitality Properties Trust	41,001	1,100,467
Host Hotels & Resorts, Inc.	134,795	2,561,105
Hudson Pacific Properties, Inc.	6,335	195,498
Investors Real Estate Trust	33,325	177,622
Invitation Homes, Inc.	4,034	86,570
Iron Mountain, Inc.	55,335	1,879,730
Jones Lang LaSalle, Inc.	6,959	996,529
Kennedy-Wilson Holdings, Inc.	4,289	84,022
Kilroy Realty Corp.	6,179	433,086
Kimco Realty Corp.	59,537	973,430
Kite Realty Group Trust	11,965	197,542
Lamar Advertising Co., Class A	9,212	698,638
LaSalle Hotel Properties	20,631	661,430
Lexington Realty Trust	41,372	363,246
Liberty Property Trust	16,809	761,280
Life Storage, Inc.	3,490	340,764
Mack-Cali Realty Corp.	23,231	503,183
Medical Properties Trust, Inc.	22,675	391,597
Mid-America Apartment Communities, Inc.	7,606	787,677
National Health Investors, Inc.	2,193	171,010
National Retail Properties, Inc.	10,601	530,686
New Senior Investment Group, Inc.	27,964	148,489
Omega Healthcare Investors, Inc.	18,688	709,023
Outfront Media, Inc.	36,579	760,112
Paramount Group, Inc.	21,916	312,741
Park Hotels & Resorts, Inc.	20,991	646,943
Pebblebrook Hotel Trust	2,014	70,329
Pennsylvania Real Estate Investment Trust	23,426	191,859
Piedmont Office Realty Trust, Inc., Class A	30,853	571,706
Prologis, Inc.	36,578	2,463,163
PS Business Parks, Inc.	1,726	243,401
Public Storage	9,216	1,965,404
QTS Realty Trust, Inc., Class A	2,111	85,685
Realogy Holdings Corp.	39,571	762,137
Realty Income Corp.	15,533	995,510
Regency Centers Corp.	7,691	489,609
Retail Opportunity Investments Corp.	4,133	74,807
Retail Properties of America, Inc., Class A	44,988	566,399
Retail Value, Inc. *	4,189	121,439
RLJ Lodging Trust	28,342	576,476
RPT Realty	13,941	199,217
Ryman Hospitality Properties, Inc.	5,413	401,157
Sabra Health Care REIT, Inc.	14,688	283,332
SBA Communications Corp. *	3,752	640,879
Select Income REIT	8,661	167,157
Senior Housing Properties Trust	47,534	654,068
Seritage Growth Properties, Class A	1,770	67,154
Simon Property Group, Inc.	27,434	5,094,219

Schwab Fundamental Global Real Estate Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
SITE Centers Corp.	40,453	503,235
SL Green Realty Corp.	10,251	988,401
Spirit MTA REIT	5,526	53,768
Spirit Realty Capital, Inc.	58,201	431,851
STAG Industrial, Inc.	3,020	80,906
STORE Capital Corp.	6,625	198,485
Summit Hotel Properties, Inc.	11,647	129,864
Sun Communities, Inc.	4,211	438,365
Sunstone Hotel Investors, Inc.	34,679	529,202
Tanger Factory Outlet Centers, Inc.	14,819	350,469
Taubman Centers, Inc.	9,807	519,183
The GEO Group, Inc.	25,286	587,647
The Howard Hughes Corp. *	775	85,839
The Macerich Co.	17,357	872,884
Tier REIT, Inc.	9,246	217,651
UDR, Inc.	21,702	924,939
Uniti Group, Inc.	16,296	324,779
Urban Edge Properties	8,122	161,953
Ventas, Inc.	47,364	3,007,140
VEREIT, Inc.	112,967	864,198
Vornado Realty Trust	20,634	1,484,823
Washington Prime Group, Inc.	102,011	637,569
Washington Real Estate Investment Trust	10,072	271,541
Weingarten Realty Investors	15,862	457,777
Welltower, Inc.	51,180	3,701,849
WP Carey, Inc.	10,426	706,361
Xenia Hotels & Resorts, Inc.	26,815	544,881
		88,168,518
Total Common Stock
(Cost $173,056,605)		178,630,881

Rights 0.0% of net assets

Australia 0.0%
Cromwell Property Group *(b)	31,275	22,421
Total Rights
(Cost $22,402)		22,421
Security Rate, Maturity Date	Face Amount Local Currency	Value ($)
Short-Term Investments 0.2% of net assets

Time Deposits 0.2%
Brown Brothers Harriman
Australian Dollar
0.75%, 12/03/18 (a)	7,157	5,231
Canadian Dollar
0.83%, 12/03/18 (a)	5,378	4,047
Security Rate, Maturity Date	Face Amount Local Currency	Value ($)
Euro
(0.57%), 12/03/18 (a)	385	436
Japanese Yen
(0.27%), 12/03/18 (a)	852	7
Pound Sterling
0.36%, 12/03/18 (a)	12	16
Singapore Dollar
0.82%, 12/03/18 (a)	19,711	14,368
South African Rand
5.25%, 12/03/18 (a)	1,366	98
Swedish Krona
(0.92%), 12/03/18 (a)	1,690	186
Swiss Franc
(1.41%), 12/03/18 (a)	58	58
JPMorgan Chase Bank
U.S. Dollar
1.54%, 12/03/18 (a)	227,740	227,740
The Hongkong and Shanghai Banking Corp.
Hong Kong Dollar
0.79%, 12/03/18 (a)	294,634	37,658
Total Short-Term Investments
(Cost $289,845)		289,845

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
S&P 500 Index, e-mini, expires 12/21/18	3	413,745	6,734
MSCI Emerging Markets Index, expires 12/21/18	7	349,860	3,366
MSCI EAFE Index, expires 12/21/18	3	272,445	1,126
Net Unrealized Appreciation			11,226
*	Non-income producing security.
(a)	The rate shown is the current daily overnight rate.
(b)	Fair-valued by management using significant unobservable inputs in accordance with procedures approved by fund’s Board of Trustees.

CVA –	Dutch Certificate
REIT –	Real Estate Investment Trust

Schwab Fundamental Global Real Estate Index Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of November 30, 2018:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$94,686,240	$—	$—	$94,686,240
Australia	—	9,141,115	—	9,141,115
Austria	197,797	519,720	—	717,517
Belgium	—	504,356	—	504,356
Brazil	—	907,531	—	907,531
China	—	14,519,716	—	14,519,716
France	3,146,681	2,324,904	—	5,471,585
Germany	—	3,537,270	—	3,537,270
Hong Kong	—	16,673,177	—	16,673,177
Japan	161,972	18,808,899	—	18,970,871
Netherlands	165,537	417,313	—	582,850
Philippines	—	638,787	—	638,787
Singapore	156,040	3,081,935	—	3,237,975
Sweden	69,761	1,562,828	—	1,632,589
Switzerland	—	1,637,823	—	1,637,823
Taiwan	—	940,303	—	940,303
United Arab Emirates	—	374,817	—	374,817
United Kingdom	371,626	4,084,733	—	4,456,359
Rights [1]
Australia	—	—	22,421	22,421
Short-Term Investments[1]	—	289,845	—	289,845
Futures Contracts[2]	11,226	—	—	11,226
Total	$98,966,880	$79,965,072	$22,421	$178,954,373
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.

Schwab Fundamental Global Real Estate Index Fund
Notes to Portfolio Holdings

Under procedures approved by the fund’s Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:
•   Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.
•   Foreign equity security fair valuation: The Board has adopted procedures to fair value foreign equity securities that are traded in markets that close prior to the fund valuing its holdings. By fair valuing securities whose prices may have been affected by events occurring after the close of trading, the fund seeks to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who seek to exploit delays between the change in the value of the fund’s portfolio holdings and the Net Asset Value (NAV) of the fund’s shares, and seeks to help ensure that the prices at which the fund’s shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. When fair value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of the fund and that of its comparative index or benchmark. The Board regularly reviews fair value determinations made by the fund pursuant to these procedures.
•   Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•   Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts.
•   Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the fund values its holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board has approved a vendor that calculates fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets.

Schwab Fundamental Global Real Estate Index Fund
Notes to Portfolio Holdings (continued)

•   Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
REG84516NOV18

Item 2. Controls and Procedures.

(a)

Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Marie Chandoha and Registrant’s Chief Financial Officer, Mark Fischer, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)

During Registrant’s last fiscal quarter, there have been no changes in Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are attached.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Schwab Capital Trust

By:	/s/ Marie Chandoha
Marie Chandoha
Chief Executive Officer

Date: January 14, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marie Chandoha
Marie Chandoha
Chief Executive Officer

Date:	January 14, 2019

By:	/s/ Mark Fischer
Mark Fischer
Chief Financial Officer

Date:	January 14, 2019